EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Summary of Financial Information of East Gate

Summarized U.S. GAAP financial information of East Gate as of November 30, 2016 (right before we disposed of it), and the eleven-month period ended November 30, 2016 is presented below (in US$ thousands):

2016
Investments and other related assets	$7,911
Other assets	332
Total assets	$8,243
Total liabilities	$318
Total net assets of the fund	$7,925

2016
Investment and related income (loss)	$(1,513)
Impairment loss	(105)
Other costs and expenses	(7,513)
Net loss	$(9,131)